COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Commitments
Purchase commitment		$ 236	$ 207	$ 214
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	$ 39	39	$ 40
Canadian Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment		4,500
U.S. Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment		100
Mexico Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment		200
Liquids Pipelines | Capital expenditures
Other Commitments
Purchase commitment		200
Power and Storage | Capital expenditures
Other Commitments
Purchase commitment		$ 700
KKR and AIMCo | Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink pipeline project
Other Commitments
Equity interest	65.00%